SUPPLEMENT DATED APRIL 3, 2024
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE,
PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE AND PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE, FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE, FUTURITY VARIABLE UNIVERSAL LIFE
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

The Prospectus is updated as follows:

Templeton Asset Management Ltd. (Asset Management) is added as a Subadviser to the Templeton Growth VIP Fund.

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE